Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tweedy, Browne Fund Inc.
Entity Central Index Key	0000896975
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000003511 [Member]
Shareholder Report [Line Items]
Fund Name	VALUE FUND
Class Name	VALUE FUND
Trading Symbol	TWEBX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Tweedy, Browne Value Fund (“Fund”) for the period of April 1, 2025 to September 30, 2025 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com/mutual-funds/value-fund-overview/. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com/mutual-funds/value-fund-overview/
Expenses [Text Block]
What Were the Fund Expenses for the Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
VALUE FUND (TWEBX)	$75	1.44%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
Global equity markets continued their strong advance during the six months ended September 30, 2025, supported by moderating inflation data, renewed confidence in corporate earnings, rising expectations for monetary easing, and continued excitement about the prospects for artificial intelligence. US equities again led the rally, powered by a narrow group of mega-cap technology stocks, while European and Asian markets also delivered solid gains. Value-oriented global equities participated but lagged more growth-oriented sectors as investors remained captivated by themes tied to artificial intelligence and long-term growth.
In this continued “risk on” market environment, the Tweedy, Browne Value Fund (the “Fund”) made considerable financial progress, producing a return of 9.11% during the six months ending September 30, but trailed its primary benchmark index, the MSCI World Index in US dollars, which finished the semi-annual period up 19.58%.
The Fund’s policy of hedging its foreign currency exposure modestly reduced returns, as several major currencies, including the euro, Swiss franc, and pound, strengthened against the US dollar during the period. Against the MSCI World Index (Hedged to the USD), the Fund’s secondary benchmark, the Fund compared marginally better for the six months with a gain of 9.11% versus a gain of 18.04% for such index; it outperformed for the year-to-date period (nine months) with a return of 15.98% versus 15.00% for the Index.
What Impacted Performance During the Period?
On an absolute return basis, the Fund’s health care, financials, and industrials were the largest contributors to results, driven by strong performance among select biotechnology, insurance, and aerospace holdings. Energy and consumer staples detracted, reflecting weaker oil prices and mixed results among beverage producers. Geographically, Japan, Germany, and South Korea contributed most positively, while Switzerland, the Netherlands, and France detracted modestly due to underperformance in their consumer, industrials, and pharmaceutical holdings. Larger-cap and mid-cap holdings added most to results, and smaller companies also contributed incrementally.
Top Equity Performance Contributors
Ionis Pharmaceuticals, Rheinmetall, Safran, BAE Systems, Rubis, Prudential, Hana Financial Group, Samsung Electronics, DB Insurance, and Alphabet.
Top Equity Performance Detractors
TotalEnergies, Teleperformance, Roche, Berkshire Hathaway (Class A), Alten, Vertex Pharmaceuticals, Heineken Holding, Azelis Group, U-Haul Holding, and Arkema.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
The Fund has changed its comparative broad-based securities market index from MSCI World Index (Hedged to U.S.$) to the MSCI World Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	6 MONTH	1 YEAR	5 YEARS	10 YEARS
VALUE FUND (TWEBX)	9.11%	9.29%	10.96%	7.62%
MSCI World Index (in U.S.$)	19.58%	17.25%	14.41%	12.43%
MSCI World 100% Hedged to U.S.$ Index	18.04%	17.42%	15.59%	13.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
The Fund has changed its comparative broad-based securities market index from MSCI World Index (Hedged to U.S.$) to the MSCI World Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.

Updated Performance Information Location [Text Block]	Please visitwww.tweedyfunds.com/mutual-funds/value-fund-overview/to obtain performance data that is current to the most recent month end.
Net Assets	$ 441,508,223
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,657,296
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$441,508,223
Total number of portfolio holdings	84
Total advisory fee paid	$2,657,296
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
What Did the Fund Invest In?
(as of September 30, 2025)
TOP TEN HOLDINGS [1]
Safran SA	3.6%
Roche Holding AG	3.4%
Wells Fargo & Co.	3.3%
TotalEnergies SE	3.3%
Ionis Pharmaceuticals, Inc.	2.8%
Rubis SCA	2.5%
Berkshire Hathaway, Inc.	2.4%
Nestlé SA	2.3%
United Overseas Bank, Ltd.	2.3%
Prudential plc	2.2%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2] Includes cash, Treasury Bills, and money market funds.
[3] Other Countries each less than 3% includes Belgium, Canada, Chile, China, Finland, Hong Kong, Mexico, Netherlands, Philippines, Singapore and Sweden.

Largest Holdings [Text Block]
TOP TEN HOLDINGS [1]
Safran SA	3.6%
Roche Holding AG	3.4%
Wells Fargo & Co.	3.3%
TotalEnergies SE	3.3%
Ionis Pharmaceuticals, Inc.	2.8%
Rubis SCA	2.5%
Berkshire Hathaway, Inc.	2.4%
Nestlé SA	2.3%
United Overseas Bank, Ltd.	2.3%
Prudential plc	2.2%
[1] Excludes short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There have been no material changes to the Fund since April 1, 2025.
C000003512 [Member]
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL VALUE FUND
Class Name	INTERNATIONAL VALUE FUND
Trading Symbol	TBGVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Tweedy, Browne International Value Fund (“Fund”) for the period of April 1, 2025 to September 30, 2025 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com/mutual-funds/international-value-fund-overview/. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com/mutual-funds/international-value-fund-overview/
Expenses [Text Block]
What Were the Fund Expenses for the Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
INTERNATIONAL VALUE FUND (TBGVX)	$76	1.44%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
Global equity markets continued their strong advance during the six months ended September 30, 2025, supported by moderating inflation data, renewed confidence in corporate earnings, rising expectations for monetary easing, and continued excitement about the prospects for artificial intelligence. US equities again led the rally, powered by a narrow group of mega-cap technology stocks, while European and Asian markets also delivered solid gains. Value-oriented global equities participated but lagged more growth-oriented sectors as investors remained captivated by themes tied to artificial intelligence and long-term growth.
In this continued “risk on” market environment, the Tweedy, Browne International Value Fund (the “Fund”) made considerable financial progress, producing a return of 10.64% during the six months ending September 30, but trailed its primary benchmark index, the MSCI EAFE Index in US dollars, which finished the semi-annual period up 17.10%.
The Fund’s policy of hedging its foreign currency exposure modestly reduced returns, as several major currencies, including the euro, Swiss franc, and pound, strengthened against the US dollar during the period. Against the MSCI EAFE Index (Hedged to USD), the Fund’s secondary benchmark, the Fund compared relatively better for the six months with a gain of 10.64% versus a gain of 11.65% for the Index; it outperformed for the year-to-date period (nine months) with a return of 18.79% versus 15.40% for the Index.
What Impacted Performance During the Period?
On an absolute return basis, the Fund’s health care, industrials, and financials contributed most to results, supported by strong gains in biotechnology, aerospace, and banking holdings. Energy and consumer staples detracted, reflecting weaker results from its integrated oil and food & beverage holdings. At the country level, Japan, Germany, and South Korea were the strongest contributors to Fund performance, driven by solid earnings growth and improved investor sentiment. The most significant detractors were Switzerland, the Netherlands, Belgium, Finland, and France, where the Fund’s consumer staples, industrials, and health care holdings lagged. Across market capitalization groups, larger- and mid-cap holdings drove the bulk of the Fund’s return, while smaller-cap holdings contributed modestly.
Top Equity Performance Contributors
Ionis Pharmaceuticals, BAE Systems, Safran, Rheinmetall, National Bank of Canada, SOL S.p.A., Prudential, Samsung Electronics, Hana Financial Group, and Rubis.
Top Equity Performance Detractors
Heineken Holding, Nestlé, Teleperformance, Roche, TotalEnergies, Diageo, Arkema, Alten, CNH Industrial, and Azelis Group.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
The Fund has changed its comparative broad-based securities market index from MSCI EAFE Index (Hedged to U.S.$) to the MSCI EAFE Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	6 MONTH	1 YEAR	5 YEARS	10 YEARS
INTERNATIONAL VALUE FUND (TBGVX)	10.64%	12.45%	10.88%	6.84%
MSCI EAFE Index (in U.S.$)	17.10%	14.99%	11.15%	8.17%
MSCI EAFE Index (Hedged to U.S.$)	11.65%	15.50%	15.03%	10.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
The Fund has changed its comparative broad-based securities market index from MSCI EAFE Index (Hedged to U.S.$) to the MSCI EAFE Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.

Updated Performance Information Location [Text Block]	Please visitwww.tweedyfunds.com/mutual-funds/international-value-fund-overview/to obtain performance data that is current to the most recent month end.
Net Assets	$ 4,427,597,826
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 27,967,262
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$4,427,597,826
Total number of portfolio holdings	89
Total advisory fee paid	$27,967,262
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
What Did the Fund Invest In?
(as of September 30, 2025)
TOP TEN HOLDINGS [1]
Safran SA	3.8%
Roche Holding AG	3.6%
Novartis AG	3.5%
Ionis Pharmaceuticals, Inc.	3.5%
Nestlé SA	3.2%
United Overseas Bank, Ltd.	3.2%
TotalEnergies SE	3.2%
Heineken Holding NV	3.0%
National Bank of Canada	2.7%
SOL SpA	2.7%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2] Includes cash, Treasury Bills, and money market funds.
[3] Other Countries each less than 3% includes Belgium, Chile, China, Croatia, Czech Republic, Finland, Hong Kong, Italy, Mexico, Philippines and Sweden.

Largest Holdings [Text Block]
TOP TEN HOLDINGS [1]
Safran SA	3.8%
Roche Holding AG	3.6%
Novartis AG	3.5%
Ionis Pharmaceuticals, Inc.	3.5%
Nestlé SA	3.2%
United Overseas Bank, Ltd.	3.2%
TotalEnergies SE	3.2%
Heineken Holding NV	3.0%
National Bank of Canada	2.7%
SOL SpA	2.7%
[1] Excludes short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There have been no material changes to the Fund since April 1, 2025.
C000050916 [Member]
Shareholder Report [Line Items]
Fund Name	WORLDWIDE HIGH DIVIDEND YIELDVALUE FUND
Class Name	WORLDWIDE HIGH DIVIDEND YIELDVALUE FUND
Trading Symbol	TBHDX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Tweedy, Browne Worldwide High Dividend Yield Value Fund (“Fund”) for the period of April 1, 2025 to September 30, 2025 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com/mutual-funds/worldwide-high-dividend-yield-value-fund-overview/. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com/mutual-funds/worldwide-high-dividend-yield-value-fund-overview/
Expenses [Text Block]
What Were the Fund Expenses for the Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)	$76	1.44%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
Global equity markets continued their strong advance during the six months ended September 30, 2025, supported by moderating inflation data, renewed confidence in corporate earnings, rising expectations for monetary easing, and continued excitement about the prospects for artificial intelligence. US equities again led the rally, powered by a narrow group of mega-cap technology stocks, while European and Asian markets also delivered solid gains. Value-oriented global equities participated but lagged more growth-oriented sectors as investors remained captivated by themes tied to artificial intelligence and long-term growth.
In this continued “risk on” market environment, the Tweedy, Browne Worldwide High Dividend Yield Value Fund (the “Fund”) made considerable financial progress, producing a return of 10.86% during the six months ending September 30, but trailed its primary benchmark index, the MSCI World Index, which finished the semi-annual period up 19.58%. However, for the calendar year ending September 30, the Fund produced a benchmark-beating return of 18.86% versus 17.43% for the MSCI World Index.
What Impacted Performance During the Period?
On an absolute return basis, the Fund’s industrials, financials, and consumer discretionary holdings contributed most to performance. Industrial and financial stocks benefited from strong results in banking, insurance, aerospace & defense, and industrial conglomerates, while consumer-related holdings advanced on steady demand and attractive dividend yields. Consumer staples and health care detracted, with weakness in select food & beverage and pharmaceutical companies weighing on results.
At the country level, Hong Kong, Japan, and South Korea were the strongest contributors, reflecting solid results among Asian industrial, financial, and technology holdings. Switzerland, the Netherlands, and Finland detracted, largely due to underperformance in consumer, materials, and health care positions. Across market capitalization groups, mid- and large-cap holdings contributed the most to returns, while smaller-cap companies added modestly. As the Fund does not hedge its foreign currency exposure, the appreciation of several major currencies, including the euro, pound, and Swiss franc, relative to the US dollar, enhanced results during the period.
Top Equity Performance Contributors
Rubis, Megacable Holdings, BAE Systems, Jardine Matheson Holdings, Safran, DB Insurance, Hang Lung, Subaru, DBS Group Holdings, and US Bancorp.
Top Equity Performance Detractors
Nestlé, Teleperformance, Roche, Diageo, FMC, SThree, Heineken Holding, Arkema, Kemira, and Zurich Insurance Group.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	6 MONTH	1 YEAR	5 YEARS	10 YEARS
WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)	10.86%	8.50%	8.74%	6.44%
MSCI World Index (in U.S.$)	19.58%	17.25%	14.41%	12.43%
MSCI World High Dividend Yield Index (in U.S.$)	7.16%	7.60%	10.63%	8.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visitwww.tweedyfunds.com/mutual-funds/worldwide-high-dividend-yield-value-fund-overview/to obtain performance data that is current to the most recent month end.
Net Assets	$ 63,970,570
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 343,328
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$63,970,570
Total number of portfolio holdings	52
Total advisory fee paid	$343,328
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
What Did the Fund Invest In?
(as of September 30, 2025)
TOP TEN HOLDINGS [1]
Nestlé SA	4.1%
Safran SA	3.6%
Rubis SCA	3.4%
Roche Holding AG	3.4%
Kemira Oyj	3.3%
Novartis AG	3.2%
Megacable Holdings SAB de CV	2.7%
Diageo plc	2.6%
DHL Group	2.5%
United Overseas Bank, Ltd.	2.3%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2]  Amount represents less than 0.1% of net assets.
[3] Includes cash and money market funds.
[4] Other Countries each less than 3% includes Belgium, China and Sweden.

Largest Holdings [Text Block]
TOP TEN HOLDINGS [1]
Nestlé SA	4.1%
Safran SA	3.6%
Rubis SCA	3.4%
Roche Holding AG	3.4%
Kemira Oyj	3.3%
Novartis AG	3.2%
Megacable Holdings SAB de CV	2.7%
Diageo plc	2.6%
DHL Group	2.5%
United Overseas Bank, Ltd.	2.3%
[1] Excludes short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There have been no material changes to the Fund since April 1, 2025.
C000080766 [Member]
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL VALUE FUND II -CURRENCY UNHEDGED
Class Name	INTERNATIONAL VALUE FUND II -CURRENCY UNHEDGED
Trading Symbol	TBCUX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Tweedy, Browne International Value Fund II - Currency Unhedged (“Fund”) for the period of April 1, 2025 to September 30, 2025 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com/mutual-funds/international-value-fund-ii-overview/. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com/mutual-funds/international-value-fund-ii-overview/
Expenses [Text Block]
What Were the Fund Expenses for the Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED (TBCUX)	$78	1.45%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
Global equity markets continued their strong advance during the six months ended September 30, 2025, supported by moderating inflation data, renewed confidence in corporate earnings, rising expectations for monetary easing, and continued excitement about the prospects for artificial intelligence. US equities again led the rally, powered by a narrow group of mega-cap technology stocks, while European and Asian markets also delivered solid gains. Value-oriented global equities participated but lagged more growth-oriented sectors as investors remained captivated by themes tied to artificial intelligence and long-term growth.
In this continued “risk on” market environment, the Tweedy, Browne International Value Fund II – Currency Unhedged (the “Fund”) made considerable financial progress, producing a return of 13.54% during the six months ending September 30, but trailed its primary benchmark index, the MSCI EAFE Index, which finished the semi-annual period up 17.10%. The Fund compared relatively better for the calendar year period ending September 30, producing an absolute return of 23.17% versus 25.14% for the MSCI EAFE Index.
What Impacted Performance During the Period?
On an absolute return basis, the Fund’s industrials, consumer discretionary, and health care were the largest contributors to performance, supported by strong gains among aerospace, automobile, and biotechnology holdings. In contrast, consumer staples and energy detracted, reflecting weaker results from beverage and integrated oil companies.
At the country level, Japan, South Korea, and Germany contributed most positively to returns, aided by solid earnings growth and resilient export demand. The weakest results came from Switzerland, Singapore, the Netherlands, and Belgium, where their consumer, finance, and health care holdings underperformed. Across market capitalization groups, mid- and smaller-cap companies drove the bulk of absolute returns, while large-cap holdings provided additional but more moderate gains. Because the Fund does not hedge its foreign currency exposure, performance also benefited from the appreciation of several major currencies, including the euro, pound, and Swiss franc, relative to the US dollar during the period.
Top Equity Performance Contributors
Ionis Pharmaceuticals, Safran, BAE Systems, Rheinmetall, Samsung Electronics, Chow Sang Sang Holdings, Hana Financial Group, Rubis, Prudential, and Megacable Holdings.
Top Equity Performance Detractors
Teleperformance, Nestlé, Roche, TotalEnergies, Azelis Group, Diageo, Heineken Holding, Arkema, Alten, and CNH Industrial.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	6 MONTH	1 YEAR	5 YEARS	10 YEARS
INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED (TBCUX)	13.54%	11.01%	10.18%	6.02%
MSCI EAFE Index (in U.S.$)	17.10%	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visitwww.tweedyfunds.com/mutual-funds/international-value-fund-ii-overview/to obtain performance data that is current to the most recent month end.
Net Assets	$ 187,557,719
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,129,364
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$187,557,719
Total number of portfolio holdings	71
Total advisory fee paid	$1,129,364
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
What Did the Fund Invest In?
(as of September 30, 2025)
TOP TEN HOLDINGS [1]
Safran SA	3.6%
Kemira Oyj	3.4%
DHL Group	3.1%
United Overseas Bank, Ltd.	2.8%
Nestlé SA	2.5%
Rubis SCA	2.5%
Roche Holding AG	2.5%
Winpak, Ltd.	2.4%
Prudential plc	2.3%
Novartis AG	2.2%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2] Includes cash and money market funds.
[3] Other Countries each less than 3% includes Belgium, Chile, China, Hong Kong, Italy, Mexico, Netherlands, Philippines, Singapore, Sweden and United States.

Largest Holdings [Text Block]
TOP TEN HOLDINGS [1]
Safran SA	3.6%
Kemira Oyj	3.4%
DHL Group	3.1%
United Overseas Bank, Ltd.	2.8%
Nestlé SA	2.5%
Rubis SCA	2.5%
Roche Holding AG	2.5%
Winpak, Ltd.	2.4%
Prudential plc	2.3%
Novartis AG	2.2%
[1] Excludes short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There have been no material changes to the Fund since April 1, 2025.